Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 311,672	$ 214,101
Cost of revenue	205,742	107,195
Gross Profit	105,930	106,906
Operating expenses	587,580	178,340
Loss from operations	(481,650)	(71,434)
Other Expenses	(722,135)	(9,054)
Net loss	$ (1,203,785)	$ (80,488)